Organization	12 Months Ended
Dec. 31, 2018
Organization
Organization

1.   Organization

Pinduoduo Inc. (the ‘‘Company’’) was incorporated in the Cayman Islands on April 20, 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the ‘‘VIE’’) and the subsidiaries of the VIE (collectively, the ‘‘Group’’) are principally engaged in the merchandise sales and the provision of online marketplace to help merchants leverage the power of the internet to engage with their customers in the People’s Republic of China (the ‘‘PRC’’ or ‘‘China’’). Due to the PRC legal restrictions on foreign ownership and investment in such business, the Company conducts its primary business operations through its VIE and subsidiary of the VIE. The Company is ultimately controlled by Mr. Zheng Huang (the ‘‘Founder’’) since its establishment.

As of December 31, 2018, the details of the Company’s major subsidiaries, consolidated VIE and the subsidiaries of the VIE are as follows:

			Percentage of
	Date of	Place of	ownership by the		Principal
Entity	incorporation	incorporation	Company		activities
			Direct	Indirect
Subsidiaries:
HongKong Walnut Street Limited ("Walnut HK")	April 28, 2015	Hong Kong	100%	—	Holding company
Hangzhou Weimi Network Technology Co., Ltd. ("Hangzhou Weimi" or the "WFOE")	May 28, 2015	PRC	100%	—	Technology research and development
Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd. (“Xinzhijiang”)	April 25, 2018	PRC	100%	—	E-commerce platform

VIE:
Hangzhou Aimi Network Technology Co., Ltd. ("Hangzhou Aimi" or the "VIE")	April 14, 2015	PRC	—	100%	E-commerce platform

VIE’s subsidiary:
Shanghai Xunmeng Information Technology Co., Ltd. ("Shanghai Xunmeng")	January 9, 2014	PRC	—	100%	E-commerce platform

In June 2016, the Company obtained 100% equity interest in Shanghai Xunmeng which was controlled by the Founder since its establishment. The transaction undertaken by the Company and the Founder to restructure the Group was accounted for as a legal reorganization of entities under common control in a manner similar to a pooling of interest using historical cost. The accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

The VIE agreements

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in internet content and other restricted businesses. To comply with PRC laws and regulations, the Group conducts all of its business in China through the VIE and subsidiaries of the VIE. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the "Contractual Agreements’’) and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC individuals and a PRC entity (the ‘‘Nominee Shareholders’’). Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company, via the WFOE, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIE, via the WFOE, that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and ASC810-10, Consolidation: Overall.

The following is a summary of the Contractual Agreements:

Exclusive Option Agreements    Pursuant to the Exclusive Option Agreements entered into between the Nominee Shareholders, the VIE and the WFOE, the Nominee Shareholders granted to the WFOE or its designees proxy of shareholders rights and voting rights of their respective equity interests in the VIE. The WFOE has the sole discretion as to when to exercise the options, whether in part or full. The exercise price of the options to purchase all or part of the equity interests in the VIE will be the minimum amount of consideration permitted by the applicable PRC laws. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to the WFOE or its designated party, to the extent permitted under PRC laws. The Exclusive Option Agreements will remain in effect until all the equity interests in VIE held by Nominee Shareholders are transferred to the WFOE or its designated party. The WFOE may terminate the Exclusive Option Agreements at its sole discretion, whereas under no circumstances may the VIE or the Nominee Shareholders terminate the agreements.

Equity Pledge Agreement    Pursuant to the Equity Pledge Agreement entered into among the WFOE (the ''Pledge Agreement''), the Nominee Shareholders and the VIE, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE as collateral to secure their obligations under the Contractual Agreements. The Nominee Shareholders further undertake that they will remit any distributions in connection with such shareholders’ equity interests in the VIE to the WFOE, to the extent permitted by PRC laws. If the VIE or any of their Nominee Shareholders breach any of their respective contractual obligations under the above agreements, the WFOE, as the pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose of the pledged equity interest. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIE, without the prior consent of the WFOE. The Equity Pledge Agreement will be valid until the VIE and the shareholders fulfill all the contractual obligations under the Contractual Agreements in full and the pledged equity interests have been transferred to the WFOE and/or its designee.

Shareholders’ Voting Rights Proxy Agreement    Pursuant to the Shareholders’ Voting Rights Proxy Agreement entered into between the Nominee Shareholders, the VIE and the WFOE (the ''Proxy Agreement''), the Nominee Shareholders authorized the WFOE or its designated party to act on behalf of the Nominee Shareholders as exclusive agent and attorney with all respect to all matters concerning the shareholding including but not limited to attend shareholders’ meetings of the VIE; (2) exercise all the shareholders’ rights, including voting rights; and (3) designate and appoint on behalf of each shareholder the senior management members of the VIE. The proxy remains irrevocable and continuously valid from the date of execution so long as each Nominee Shareholder remains as a shareholder of the VIE. The proxy agreements were subsequently reassigned to the Company.

Exclusive Consulting and Services Agreement    Pursuant to the Exclusive Consulting and Services Agreement (the ''Consulting and Services Agreement''), WFOE retains exclusive right to provide to the VIE the technical support and consulting services, including but not limited to, technology development and maintenance service, marketing consulting service and administrative consulting service. WFOE owns the intellectual property rights developed in the performance of the agreement. In exchange for these services, WFOE is entitled to charge the VIE annual service fees which typically amount to what would be substantially all of the VIE’s pre-tax profits, resulting in a transfer of substantially all of the profits from the VIE to the WFOE. The term of the agreement is 10 years, expiring on June 5, 2025, which will be automatically renewed every ten-year thereafter if the WFOE does not provide notice of termination to the Nominee Shareholders three months prior to expiration.

Financial support undertaking letter    The Company and the VIE entered into a financial support undertaking letter pursuant to which, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred. The Company will not request repayment of the loans or borrowings if the VIE or its shareholders do not have sufficient funds or are unable to repay.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the Group, including its subsidiary, the VIE and the subsidiaries of the VIE, is not in violation with any applicable PRC laws, (ii) each of the VIE agreements is legal, valid, binding and enforceable to each party of such agreements in accordance with its terms and applicable PRC Laws; and (iii) each of the Group’s PRC subsidiaries, the VIE and the subsidiaries of the VIE have the necessary corporate power and authority to conduct its business as described in its business scope under its business license, which is in full force and effect, and the Group’s business operation in PRC are in compliance with existing PRC laws and regulations.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of its current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE.

In addition, if the VIE or the Nominee Shareholders fail to perform their obligations under the Contractual Agreements, the Group may have to incur substantial costs and expend resources to enforce the primary beneficiary’ rights under the contracts. The Group may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of the Contractual Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. Under PRC laws, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Group is unable to enforce the Contractual Agreements, the primary beneficiary may not be able to exert effective control over its VIE, and the Group’s ability to conduct its business may be negatively affected.

The VIE contributed 72.4%, 100% and 77.3% of the Group’s consolidated revenues for the years ended December 31, 2016, 2017 and 2018 respectively. As of December 31, 2017 and 2018, the VIE accounted for an aggregate of 92.8% and 53.1%, respectively of the consolidated total assets, and 98.6% and 96.9%, respectively of the consolidated total liabilities.

Other revenue-producing assets held by the VIE and its subsidiaries mainly include licenses, such as the internet content provision license and internally-developed intangible assets including trademarks, patents, copyrights and domain names.

The following tables represent the financial information for the VIE as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and other entities within the Group:

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	2,192,667	3,529,316	513,318
Restricted cash	9,370,849	16,379,364	2,382,280
Receivables from online payment Platforms	88,173	247,586	36,010
Short-term investments	40,000	1,300,000	189,077
Amounts due from related parties (i)	442,669	1,018,963	148,202
Amounts due from Group companies (ii)	—	565,101	82,191
Prepayments and other current assets	57,445	441,590	64,227
Total current assets	12,191,803	23,481,920	3,415,305

Non-current assets
Property and equipment, net	2,212	16,578	2,411
Loan to a related party	162,363	—	—
Other non-current assets	5,000	—	—
Total non-current assets	169,575	16,578	2,411
Total assets	12,361,378	23,498,498	3,417,716

	As of December 31,
	2017	2018
	RMB	RMB	US$
LIABILITIES
Current liabilities
Amounts due to Group companies (iii)	561,922	1,575,534	229,152
Amounts due to related parties (i)	56,032	458,147	66,635
Customer advances	56,453	190,382	27,690
Payable to merchants	9,838,519	17,275,934	2,512,680
Accrued expenses and other liabilities	208,301	1,500,951	218,304
Merchant deposits	1,778,085	4,188,273	609,159
Total current liabilities	12,499,312	25,189,221	3,663,620
Total liabilities	12,499,312	25,189,221	3,663,620

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net revenues from
Group companies	23,725	207,570	298,415	43,403
External	365,416	1,744,076	10,136,874	1,474,347
Net revenues	389,141	1,951,646	10,435,289	1,517,750
Net loss	(116,034)	(8,924)	(1,552,789)	(225,844)

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
	(As adjusted)	(As adjusted)
Net cash generated from operating activities (iv)	1,156,387	10,391,383	8,984,498	1,306,741
Net cash (used in)/generated from investing activities	(305,473)	88,404	(1,147,101)	(166,839)
Net cash provided by financing activities	—	200,000	507,767	73,852
Net increase in cash, cash equivalents and restricted cash (iv)	850,914	10,679,787	8,345,164	1,213,754

i)Information with respect to related parties is discussed in Note 13.

ii)Amounts due from Group companies mainly included prepayments for technical service fees amounted to RMB480,052 (US$69,821).

iii)Amounts due to Group companies consisted of inter-company payables for service fees made by other Group companies on behalf of the VIE and inter-company borrowings. The VIE had inter-company payables to Hangzhou Weimi for purchases of services and inter-company borrowings of RMB549,135 and RMB258,263 (US$37,563) as of December 31, 2017 and 2018, respectively.

iv)As discussed in Note 2(g), the Group adopted ASU 2016-18 effective as of January 1, 2018 on a retrospective basis to present restricted cash and restricted cash equivalents as a part of the beginning and ending balances of cash and cash equivalents. For the years ended December 31, 2016 and 2017, the changes in restricted cash of nil and RMB9,370,849, respectively were previously reported within net cash used in operating activities in the statements of cash flows.

There are no consolidated VIE’s assets that are pledged or collateralized for the VIE’s obligations and which can only be used to settle the VIE’s obligations, except for registered capital and the PRC statutory reserves. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of their statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 19 for disclosure of the restricted net assets. As the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. There were no other pledges or collateralization of the VIE’s assets.